SCHEDULE OF BUSINESS ACQUISITION CONTINGENT CONSIDERATION (Details) (Parentheticals)	Mar. 31, 2024 $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value	$ 0.01
Merger Arrangement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value	$ 0.01